Related party balances and transactions	12 Months Ended
Dec. 31, 2022
Related party balances and transactions
Related party balances and transactions

13. Related party balances and transactions

In 2019, the Group purchased earnings rights of two loans from Jiangxi Ruijing. The considerations paid amounted to RMB100,000,000 and RMB280,000,000, respectively, which equal to the principal amounts of the underlying loans. In 2020, earnings right of the former loan had been fully repaid. Earnings right of the latter loan had been partially repaid by RMB20,000,000 and RMB160,000,000 in 2020 and 2021, respectively, and the remaining RMB100,000,000 had been fully repaid in January 2022. (Note 4(1)). The associated interest income amounted to RMB28,774,549, RMB17,269,246 and RMB412,341 (US$59,784) in 2020, 2021 and 2022, respectively.

In 2021, the Group entered into agreements with a financing guarantee company, which is a wholly-owned subsidiary of our equity investee obtained in 2020 and disposed in 2022. The equity investee is controlled by the Group’s senior management’s family member. This financing guarantee company provides guarantee service for an identified portfolio of loans the Group facilitated and charges borrowers a guarantee fee, a portion of which will be subsequently paid to the Group as the service fee for the intermediary service the Group provided. During the year of 2021 and 2022, this financing guarantee company provided guarantee service for 5.9% and 29.6% of the total loans the Group facilitated and provided. The Group recognized total net revenue of RMB78,801,582 and RMB542,719,679 (US$78,686,957) during the years of 2021 and 2022 in connection with the service fees of facilitation service for loans that covered by this financing guarantee company. As of December 31, 2021 and 2022, contract assets balance amounted to RMB66,761,250 and RMB313,992,225 (US$45,524,593), respectively.

As of December 31, 2021 and 2022, dividend receivable of RMB15,000,000 and RMB15,000,000 (US$2,174,796) will be subsequently collected from the nominal shareholder of Jiangxi Ruijing, the nominal shareholder is controlled by Mr. Yue (Justin) Tang.

In 2021, the Group provided a loan of RMB150,000,000 to an associate of the Group, Shenyang Tianxinhao Technology Limited, and the monthly interest rate applied is 0.5%. The loan had been fully repaid during the year of 2021. The associated interest income amounted to RMB750,000 in 2021.

In 2022, the Group entered into agreements with Newup Bank of Liaoning (“Newup Bank”), according to which the Group charged service fees directly from Newup Bank for the intermediary service the Group provided. The Group recognized total net revenue of RMB13,100,669 (US$1,899,419) during the year of 2022 in connection with the service fees of facilitation service for loans. As of December 31, 2022, contract assets balance amounted to RMB13,886,710 (US$2,013,384).